Class A Shares of Common Stock Subject to Possible Redemption (Details) - Schedule of Class A Common Stock Subject to Possible Redemption - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of Class A Common Stock Subject to Possible Redemption [Line Items]
Class A common stock subject to possible redemption	$ 10,847,403	$ 243,597,590
Class A common stock subject to possible redemption	10,994,111	10,847,403
Redemptions		(234,830,236)
Due to shareholder		(628,758)
Accretion of carrying value to redemption value	(146,708)	(2,418,083)
Waiver of underwriting fee allocated to Class A Common Stock		5,126,890
Accretion of Class A common stock subject to possible redemption amount	$ 146,708	$ 2,418,083